SHARE CAPITAL (Details Narrative) - Ordinary shares [member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	May 16, 2022	May 15, 2022
IfrsStatementLineItems [Line Items]
Explanation of fact that shares have no par value	unlimited	unlimited
Common stock voting rights per share	one vote
Common share consolidation	basis of one post-consolidation common share for every ten pre-consolidation common shares
Number of shares issued			35,615,921	356,159,098
Number of shares outstanding			35,615,921	356,159,098